FRANKLIN MULTI-ASSET VARIABLE GROWTH FUND

Schedules of investments (unaudited)	March 31, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 98.0%
DOMESTIC EQUITY - 65.2%
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		434,084	$4,983,284
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		330,287	5,786,637
ClearBridge Small Cap Fund, Class IS Shares		52,235	3,115,798
Franklin U.S. Small Cap Equity Fund, Class IS Shares		334,600	3,693,988
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		556,573	15,522,827
ClearBridge Large Cap Growth Fund, Class IS Shares		214,585	11,686,286
ClearBridge Small Cap Growth Fund, Class IS Shares		58,307	2,320,053	*

TOTAL DOMESTIC EQUITY			47,108,873

FOREIGN EQUITY - 20.4%
Legg Mason Global Asset Management Trust - Franklin International Equity Fund, Class IS Shares		915,724	14,752,313

DOMESTIC FIXED INCOME - 12.4%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		618,563	6,729,970
Western Asset Intermediate Bond Fund, Class IS Shares		231,283	2,236,506

TOTAL DOMESTIC FIXED INCOME			8,966,476

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $58,245,926)			70,827,662

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $256,304)	4.730%	256,304	256,304	(b)

TOTAL INVESTMENTS - 98.3% (Cost - $58,502,230)			71,083,966
Other Assets in Excess of Liabilities - 1.7%			1,199,785

TOTAL NET ASSETS - 100.0%			$72,283,751

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Variable Asset Allocation Series 2023 Quarterly Report	1

FRANKLIN MULTI-ASSET VARIABLE MODERATE GROWTH FUND

Schedules of investments (unaudited)	March 31, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 97.6%
DOMESTIC EQUITY - 58.0%
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		144,219	$1,655,634
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		110,053	1,928,122
ClearBridge Small Cap Fund, Class IS Shares		17,958	1,071,226
Franklin U.S. Small Cap Equity Fund, Class IS Shares		110,865	1,223,950
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		184,135	5,135,535
ClearBridge Large Cap Growth Fund, Class IS Shares		71,046	3,869,149
ClearBridge Small Cap Growth Fund, Class IS Shares		19,243	765,685	*

TOTAL DOMESTIC EQUITY			15,649,301

DOMESTIC FIXED INCOME - 22.3%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		416,544	4,532,000
Western Asset Intermediate Bond Fund, Class IS Shares		155,927	1,507,817

TOTAL DOMESTIC FIXED INCOME			6,039,817

FOREIGN EQUITY - 17.3%
Legg Mason Global Asset Management Trust - Franklin International Equity Fund, Class IS Shares		289,583	4,665,176

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $22,641,368)			26,354,294

	RATE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $98,992)	4.730%	98,992	98,992	(b)

TOTAL INVESTMENTS - 98.0% (Cost - $22,740,360)			26,453,286
Other Assets in Excess of Liabilities - 2.0%			531,063

TOTAL NET ASSETS - 100.0%			$26,984,349

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	Franklin Variable Asset Allocation Series 2023 Quarterly Report

FRANKLIN MULTI-ASSET VARIABLE CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	March 31, 2023

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 97.8%
DOMESTIC EQUITY - 43.0%
Franklin Templeton ETF Trust - BrandywineGLOBAL - Dynamic US Large Cap Value ETF		308,675	$3,543,589
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		225,281	3,946,920
ClearBridge Small Cap Fund, Class IS Shares		36,894	2,200,711
Franklin U.S. Small Cap Equity Fund, Class IS Shares		227,531	2,511,941
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		378,186	10,547,616
ClearBridge Large Cap Growth Fund, Class IS Shares		145,869	7,944,009
ClearBridge Small Cap Growth Fund, Class IS Shares		39,613	1,576,211	*

TOTAL DOMESTIC EQUITY			32,270,997

DOMESTIC FIXED INCOME - 42.3%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,185,709	23,780,519
Western Asset Intermediate Bond Fund, Class IS Shares		817,646	7,906,641

TOTAL DOMESTIC FIXED INCOME			31,687,160

FOREIGN EQUITY - 12.5%
Legg Mason Global Asset Management Trust - Franklin International Equity Fund, Class IS Shares		581,717	9,371,460

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $67,028,993)			73,329,617

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $208,972)	4.730%	208,972	208,972	(b)

TOTAL INVESTMENTS - 98.1% (Cost - $67,237,965)			73,538,589
Other Assets in Excess of Liabilities - 1.9%			1,432,604

TOTAL NET ASSETS - 100.0%			$74,971,193

*	Non-income producing security.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Variable Asset Allocation Series 2023 Quarterly Report	3

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Variable Growth Fund (“Variable Growth”), Franklin Multi-Asset Variable Moderate Growth Fund (“Variable Moderate Growth”) and Franklin Multi-Asset Variable Conservative Growth Fund (“Variable Conservative Growth”) (the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

4

Notes to Schedules of Investments (unaudited) (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$70,827,662	—	—	$70,827,662
Short-Term Investments†	256,304	—	—	256,304

Total Investments	$71,083,966	—	—	$71,083,966

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$26,354,294	—	—	$26,354,294
Short-Term Investments†	98,992	—	—	98,992

Total Investments	$26,453,286	—	—	$26,453,286

†	See Schedule of Investments for additional detailed categorizations.

Variable Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$73,329,617	—	—	$73,329,617
Short-Term Investments†	208,972	—	—	208,972

Total Investments	$73,538,589	—	—	$73,538,589

†	See Schedule of Investments for additional detailed categorizations.

5

Notes to Schedules of Investments (unaudited) (cont’d)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2023. The following transactions were effected in such Underlying Funds for the period ended March 31, 2023.

Variable Growth	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	$4,969,958	—	—	—	—	—	—	$13,326	$4,983,284
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	5,865,906	—	—	—	—	—	—	(79,269)	5,786,637
ClearBridge Small Cap Fund, Class IS Shares	3,030,133	—	—	—	—	—	—	85,665	3,115,798
Franklin U.S. Small Cap Equity Fund, Class IS Shares	3,569,262	$115,000	10,416	—	—	—	—	9,726	3,693,988
ClearBridge Appreciation Fund, Class IS Shares	15,496,378	—	—	$640,000	22,947	$(5,515)	—	671,964	15,522,827
ClearBridge Large Cap Growth Fund, Class IS Shares	11,279,060	—	—	1,430,000	26,833	45,571	—	1,791,655	11,686,286
ClearBridge Small Cap Growth Fund, Class IS Shares	2,213,551	—	—	40,000	1,006	28,024	—	118,478	2,320,053
Franklin International Equity Fund, Class IS Shares	14,153,402	—	—	500,000	31,626	28,463	—	1,070,448	14,752,313
Western Asset Core Bond Fund, Class IS Shares	6,697,358	57,481	5,295	205,000	18,558	(40,147)	$57,376	220,278	6,729,970
Western Asset Intermediate Bond Fund, Class IS Shares	2,206,642	18,190	1,889	35,000	3,620	(3,584)	18,137	50,258	2,236,506

	$69,481,650	$190,671		$2,850,000		$52,812	$75,513	$3,952,529	$70,827,662

Variable Moderate Growth	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	$1,651,207	—	—	—	—	—	—	$4,427	$1,655,634
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	1,954,535	—	—	—	—	—	—	(26,413)	1,928,122
ClearBridge Small Cap Fund, Class IS Shares	1,007,736	$35,000	586	—	—	—	—	28,490	1,071,226
Franklin U.S. Small Cap Equity Fund, Class IS Shares	1,190,705	30,000	2,717	—	—	—	—	3,245	1,223,950
ClearBridge Appreciation Fund, Class IS Shares	5,149,090	—	—	$235,001	8,426	$(1,348)	—	222,794	5,135,535
ClearBridge Large Cap Growth Fund, Class IS Shares	3,767,607	—	—	510,000	9,596	13,908	—	597,634	3,869,149
ClearBridge Small Cap Growth Fund, Class IS Shares	736,913	—	—	20,000	503	268	—	48,504	765,685
Western Asset Core Bond Fund, Class IS Shares	4,555,136	38,931	3,586	185,000	16,772	(36,277)	$38,867	159,210	4,532,000
Western Asset Intermediate Bond Fund, Class IS Shares	1,489,045	12,275	1,274	25,000	2,585	(2,973)	12,237	34,470	1,507,817
Franklin International Equity Fund, Class IS Shares	4,621,127	—	—	315,000	19,729	23,103	—	335,946	4,665,176

	$26,123,101	$116,206		$1,290,001		$(3,319)	$51,104	$1,408,307	$26,354,294

6

Notes to Schedules of Investments (unaudited) (cont’d)

Variable Conservative Growth	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	$3,534,113	—	—	—	—	—	—	$9,476	$3,543,589
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	4,051,672	—	—	$50,000	2,854	$(4,566)	—	(50,186)	3,946,920
ClearBridge Small Cap Fund, Class IS Shares	2,091,580	$50,000	839	—	—	—	—	59,131	2,200,711
Franklin U.S. Small Cap Equity Fund, Class IS Shares	2,465,224	40,000	3,623	—	—	—	—	6,717	2,511,941
ClearBridge Appreciation Fund, Class IS Shares	10,630,436	—	—	540,000	19,362	(3,098)	—	460,278	10,547,616
ClearBridge Large Cap Growth Fund, Class IS Shares	7,728,774	—	—	1,045,000	19,559	38,307	—	1,221,928	7,944,009
ClearBridge Small Cap Growth Fund, Class IS Shares	1,529,952	—	—	55,000	1,382	5,926	—	95,333	1,576,211
Western Asset Core Bond Fund, Class IS Shares	23,612,774	202,657	18,668	670,000	60,579	(131,347)	$202,288	766,435	23,780,519
Western Asset Intermediate Bond Fund, Class IS Shares	7,782,860	64,157	6,661	105,000	10,859	(13,356)	63,971	177,980	7,906,641
Franklin International Equity Fund, Class IS Shares	8,922,695	—	—	250,000	15,518	18,233	—	680,532	9,371,460

	$72,350,080	$356,814		$2,715,000		$(89,901)	$266,259	$3,427,624	$73,329,617

7